Annual Total Returns [BarChart] - Nuveen Georgia Municipal Bond Fund - Class A	Sep. 30, 2020
Bar Chart Table:
Annual Return 2010	1.43%
Annual Return 2011	10.35%
Annual Return 2012	8.14%
Annual Return 2013	(2.59%)
Annual Return 2014	8.76%
Annual Return 2015	3.37%
Annual Return 2016	0.38%
Annual Return 2017	2.96%
Annual Return 2018	0.21%
Annual Return 2019	7.70%